INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	$ (247)	$ 46	$ (209)
Income tax relating to components of other comprehensive income	(247)	46	(200)
Gain (loss) on derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	(244)	380	(77)
Recognized actuarial gain (loss)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	32	(228)	(42)
Foreign currency translation adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	(35)	(106)	(90)
Other reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized directly in equity	$ 0	$ 0	$ 9